LOANS PAYABLE - Loans Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Loans Payable [Line Items]
Total current interest-bearing loans and borrowings	$ 45,600
Current Borrowings, Excluding Convertible Notes	37,678	$ 19,458
Total non-current interest-bearing loans and borrowings	97,996	129,714
Borrowings, Excluding Convertible Notes	135,674	149,172
US dollars
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	69,717	90,761
Sterling
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	12,681	12,191
Colombian Peso
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	9	55
Brazilian Real
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	18,802	17,043
Israeli Shekels
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	25,542	8,484
Peruvian Sol
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	1,888	2,169
Australian Dollar
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	3,689	2,671
Euro
Disclosure Of Loans Payable [Line Items]
Borrowings, Excluding Convertible Notes	3,346	15,798
Real Estate Partner loans
Disclosure Of Loans Payable [Line Items]
Current Borrowings, Excluding Convertible Notes	$ 28,839	15,467
Real Estate Partner loans | Bottom of range
Disclosure Of Loans Payable [Line Items]
Interest rate	2.00%
Real Estate Partner loans | Top of range
Disclosure Of Loans Payable [Line Items]
Interest rate	15.00%
Bank and government loans
Disclosure Of Loans Payable [Line Items]
Current Borrowings, Excluding Convertible Notes	$ 6,952	1,986
Total non-current interest-bearing loans and borrowings	$ 37,730	21,080
Bank and government loans | Bottom of range
Disclosure Of Loans Payable [Line Items]
Interest rate	1.00%
Bank and government loans | Top of range
Disclosure Of Loans Payable [Line Items]
Interest rate	12.00%
Other debt
Disclosure Of Loans Payable [Line Items]
Current Borrowings, Excluding Convertible Notes	$ 1,887	2,005
Total non-current interest-bearing loans and borrowings	$ 327	14,006
Other debt | Bottom of range
Disclosure Of Loans Payable [Line Items]
Interest rate	5.00%
Other debt | Top of range
Disclosure Of Loans Payable [Line Items]
Interest rate	10.00%
Term Loan Agreement
Disclosure Of Loans Payable [Line Items]
Interest rate	18.00%
Total non-current interest-bearing loans and borrowings	$ 0	34,276
Real Estate Partner loans
Disclosure Of Loans Payable [Line Items]
Total non-current interest-bearing loans and borrowings	$ 59,939	$ 60,352
Real Estate Partner loans | Bottom of range
Disclosure Of Loans Payable [Line Items]
Interest rate	2.00%
Real Estate Partner loans | Top of range
Disclosure Of Loans Payable [Line Items]
Interest rate	15.00%